FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables)	12 Months Ended
Dec. 31, 2024
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS [Abstract]
Breakdown of Financial Assets at Fair Value Through Profit or Loss
The breakdown of financial assets at fair value through profit or loss is as follows:

	At December 31,
In thousands of USD	2024	2023
Investments in unlisted equity instruments
- Investment A	300	1,000
- Investment B	1,000	1,000
- Investment C	10,284	10,000
- Investment D – investment in a limited partnership set up by Matrixport Group (1)	21,795	19,875
- Investment E	1,500	1,500
- Investment F	726	400
- Investment I	1,876	-
- Investment J	500	-
Investments in unlisted debt instruments
- Investment G	1,000	1,000
- Investment H	3,540	3,000
Total	42,521	37,775

Current	4,540	1,000
Non-current	37,981	36,775
	42,521	37,775

(1)	See Note 24.